S-K 1602(a)(4) Forepart, Adjusted NTBV	Sep. 11, 2026 $ / shares
No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	7.74
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	7.74
No Redemption [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	7.72
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	7.18
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.82
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	7.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.85
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	6.24
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.76
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	6.2
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.8
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	4.36
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.64
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	4.3
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.7
Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	(1.28)
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	(1.28)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	11.28
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	(1.4)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 11.4